Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Subsequent Events

20. Subsequent Events

The Company performed an evaluation of subsequent events through the date of filing of these consolidated financial statements with the SEC. Other than the below described subsequent events, there were no material subsequent events which affected, or could affect, the amounts or disclosures on the consolidated financial statements.

Resignation and Appointments

On April 19, 2024, the Board appointed Sara Silverstein as the Chief Executive Officer, effective immediately, replacing Cavitt Randall.

Effective April 26, 2026, in connection with the ending of the interim management engagement with FTI Consulting Inc., Jason Frankl will no longer serve as interim Co-President and Chief Business Transformation Officer of the Company and Manoj Bhargava will serve as President.

Lease Agreement

Effective April 1, 2024, the Company entered into a sublease agreement for office space located in New York, NY with an expiration date of November 29, 2030 that provides for minimum lease payments totaling $4,019, with a payment of $652 made on April 11, 2024 representing twelve (12) months of minimum rental payments. In addition, the lease provides for additional rent for taxes and operating expenses under the terms of the underlying lease agreement.

Common Stock

From April 1, 2024 through the date these condensed consolidated financial statements were issued, the Company issued 17,698 shares of its common stock to members of the board of directors.

Legal Contingencies

On June 7, 2024, Arena filed a response denying ABG’s alleged breach of contract action and filed a counterclaim against ABG and Minute Media, Inc alleging, among other things, unfair competition, misappropriation of trade secrets, unjust enrichment, breach of contract and tortious interference with contract.

28. Subsequent Events

The Company performed an evaluation of subsequent events through the date of filing of these consolidated financial statements with the SEC. Other than the below described subsequent events, there were no material subsequent events which affected, or could affect, the amounts or disclosures on the consolidated financial statements.

Arena Loan Agreement

On January 5, 2024, as part of negotiations with Renew, in connection with the Company’s failure on December 29, 2023 to make the interest payment due on the Arena Loan Agreement, dated December 15, 2022 held by Renew (the “Arena Notes”) in the amount of $2,797, that resulted in an event of default under the Arena Notes (the “Arena Notes Default”), Renew agreed in writing to a forbearance period through March 29, 2024, subject to the Company retaining a chief restructuring officer acceptable to Renew, while reserving its rights and remedies. The outstanding principal on the Arena Notes was $110,691 as of December 31, 2023. In addition, while the Company continues discussions with Renew to restructure and/or amend the Arena Notes, the Board engaged, and Renew accepted, FTI Consulting Inc., (“FTI”), a global business advisory firm, to assist the Company with its turnaround plans and forge an expedited path to sustainable positive cash flow and earnings to create shareholder value (the “FTI Engagement”). In connection with the FTI Engagement, Jason Frankl, a senior managing director of FTI, was appointed as the Company’s Chief Business Transformation Officer. He was later appointed as interim President in addition to his role as the Company’s Chief Business Transformation Officer, as referenced below.

On March 27, 2024, the forbearance period was extended through the earlier of the following: (a) April 30, 2024; (b) the occurrence of the closing of the Business Combination (as further described below) and (c) the termination of the Business Combination prior to closing.

Sports Illustrated License Termination Rights

On January 2, 2024, the Company failed to make a quarterly payment due to ABG, pursuant to the Licensing Agreement, of $3,750 (the “ABG Default”). On January 3, 2024, ABG issued a notice of breach with the intent to exercise its right of termination. On January 18, 2024, ABG notified the Company of its intention to terminate the Licensing Agreement, effective immediately, in accordance with its rights under the Licensing Agreement. Upon such termination, a fee of $45,000 became immediately due and payable by the Company to ABG pursuant to the terms and conditions of the Licensing Agreement. On March 18, 2024, ABG announced it had reached an agreement in principle with a third party that will become the new operator of the Sports Illustrated media business. The Company is engaging in continuing discussions with ABG regarding the timing and terms of the transition of the Sports Illustrated media business to this third party.

ABG Warrants

On January 2, 2024, in connection with the ABG Default, the Performance-Based Warrants totaling 599,724 vested as a result of the default pursuant to certain provisions where all of the warrants automatically vest upon certain terminations of the Licensing Agreement by ABG.

Resignation and Appointments

On January 3, 2024, the Board appointed Jason Frankl as Chief Business Transformation Officer of the Company, effective immediately, reporting directly to the Board.

On January 4, 2024, the Board accepted the resignation of Manoj Bhargava from his position as interim Chief Executive Officer effective immediately.

On January 19, 2024, the Company accepted the resignation of Ross Levinsohn, the Company’s former Chief Executive Officer and Chairman of the Board.

On January 23, 2024, the Board appointed Jason Frankl as interim President of the Company, effective immediately, reporting directly to the Board.

On January 23, 2024, the Board appointed Cavitt Randall as Chairman of the Board, effective immediately.

On February 9, 2024, the Board appointed Cavitt Randall as the Company’s Chief Executive Officer, effective February 13, 2024.

On February 16, 2024, the Board appointed Manoj Bhargava as the Company’s Co-President, effective immediately.

Business Combination

On February 9, 2024, New Arena Holdco, Inc. (“New Arena”), a wholly owned subsidiary of the Company, filed a Registration Statement on Form S-4 (File No. 333-276999) with the SEC in connection with the Business Combination Agreement by and among the Company, Simplify, Bridge Media Networks, LLC (“Bridge Media”), New Arena and the other parties dated November 5, 2023, as amended on December 1, 2023 (the “Transaction Agreement”), that provides for the Company to combine its operations with those of Bridge Media, a wholly owned subsidiary of Simplify by way of a series of mergers with and among New Arena (the “Mergers”), subject to customary conditions, including the approval by the Company’s shareholders and certain regulatory approvals. Immediately following the Mergers, the Transaction Agreement provides for: (i) the purchase by The Hans Foundation USA, a nonprofit nonstock corporation (the “Hans Foundation”) of 25,000 shares of New Arena Series A Preferred Stock, par value $0.0001 per share, at a purchase price of $1,000.00 per share, for an aggregate purchase price of $25,000 (such amount, the “Preferred Stock Financing Amount,” and such financing, the “Preferred Stock Financing”) pursuant to the subscription agreement, dated as of November 5, 2023 (the “Preferred Stock Subscription Agreement”), by and between New Arena and the Hans Foundation; and (ii) the purchase by 5-Hour International Corporation Pte. Ltd. (“5-Hour”) of 5,000,000 shares of New Arena common stock, par value $0.0001 per share at a purchase price of $5.00 per share, for an aggregate purchase price of $25,000 (such amount, the “Common Stock Financing Amount,” such financing, the “Common Stock Financing”) pursuant to the subscription agreement, dated as of November 5, 2023 (the “Common Stock Subscription Agreement”), by and between New Arena and 5-Hour. Further, concurrently with the closing of the Mergers, pursuant to that certain Committed Equity Facility Term Sheet, dated November 5, 2023, by and between Arena and Simplify (the “Committed Equity Facility Term Sheet”), New Arena will enter into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with Simplify, pursuant to which Simplify will agree to purchase, at New Arena’s request, up to $20,000 in aggregate purchase price of shares of New Arena common stock from time to time during the 12 months following the closing date at a price per share equal to the lesser of (i) the volume-weighted average price of the New Arena common stock for the last sixty trading days prior to the purchase date and (ii) $3.86 per share (the “Equity Line of Credit”), along with New Arena 60,000 shares of New Arena’s common stock as payment of a 1.5% commitment fee.

Immediately following the closing, (i) Simplify will own approximately 79% of the outstanding shares of New Arena common stock, par value $0.0001 per share, on a fully diluted basis, (ii) 5-Hour will own approximately 6% of the outstanding New Arena common stock and (iii) former Arena stockholders will own the remaining outstanding New Arena common stock. Such amounts exclude the ownership of shares of New Arena common stock that may be issued from time to time pursuant to the Equity Line of Credit. Following the closing, Arena common stock will be delisted from the NYSE American and deregistered under the Securities Exchange Act of 1934, as amended, and cease to be publicly traded. New Arena and its subsidiaries will operate under Arena’s current name “The Arena Group Holdings, Inc.” The Company anticipates that New Arena common stock will be traded on the NYSE American under Arena’s current stock ticker symbol “AREN.”

Common Stock Private Placement

On February 14, 2024, the Company entered into a subscription agreement (the “Subscription Agreement”) with Simplify, pursuant to which the Company agreed to sell and issue to Simplify in a private placement (the “Private Placement”) an aggregate of 5,555,555 shares (the “Private Placement Shares”) of the Company’s common stock, par value $0.01 per share, at a purchase price of $2.16 per share, a price equal to the 60-day volume weighted average price of the Company’s common stock. The Private Placement closed on February 14, 2024 and the Company received net proceeds from the Private Placement of approximately $12,000. The Company intends to use the net proceeds from the Private Placement for working capital and general corporate purposes. Prior to the consummation of the Private Placement, the Company’s public stockholders held a majority of the outstanding shares of the Company’s common stock. Following the issuance of the Private Placement Shares to Simplify, Simplify owns approximately 54.5% of the outstanding shares of the Company’s common stock, resulting in a change in control. As a result, Simplify has the ability to determine the outcome of any issue submitted to the Company’s stockholders for approval, including the election of directors. The funds used by Simplify to purchase the Private Placement Shares came from the working capital of Simplify.

Arena Credit Agreement Default

The Arena Notes Default created an event of cross-default under the Arena Credit Agreement with SLR (the “SLR Default”), resulting in SLR no longer providing for any additional funding under the debt, while paying down the debt with payments received from the Company’s customers in accordance with the terms of the agreement. The Company has refinanced the line of credit with a new credit facility with Simplify (as described below under the heading Simplify Loan). As of the issuance date of the consolidated financial statements, there was no principal amount due under the Arena Credit Agreement.

Fexy Put Option

On February 15, 2024, in connection with the contingent consideration related to the acquisition of Fexy Studios, the Company agreed to pay the amount due of $2,478 in four (4) equal installments of approximately $620 starting February 16, 2024 and then on the 15th day of each March, April and May of 2024 comprised of the following: (i) $2,225 pursuant to the put option where the Company gave the recipients of the contingent consideration a right to put their 274,692 shares of the Company’s common stock; (ii) $200 deferred payment due under the purchase agreement; and (iii) $53 in other costs and reimbursable transition expenses payable.

Simplify Loan

On March 13, 2024, the Company entered into a working capital loan with Simplify (the “Simplify Loan”), pursuant to which the Company has available up to $25,000 at 10% interest rate per annum. The loan is secured by certain assets of the Company. On closing, the Company borrowed $7,748, of which $3,448 was used to repay the outstanding loan balance, accrued interest, certain fees and contingency reserves under the Arena Credit Agreement.

Legal Contingencies

On January 30, 2024, the former President of Media filed an action against the Company and Manoj Bhargava, alleging claims for breach of contract, failure to pay wages and defamation, among other things, in the United States District Court of the Southern District of New York, and seeking damages in an unspecified amount. The Company believes that it has strong defenses to these claims and intends to vigorously defend itself and the allegations made in this lawsuit.

On March 21, 2024, the former CEO and Chairman of the Board filed an action against the Company, members of the Board of directors and Simplify, alleging claims for retaliation, breach of contract, wrongful termination and age discrimination, among other things, in the Superior Court of the State of California seeking damages in an amount of $20,000. The Company believes that it has strong defenses to these claims and intends to vigorously defend itself and the allegations made in this lawsuit.

Common Stock

From January 1, 2024 through the date these consolidated financial statements were issued, the Company issued 378,292 shares of its common stock as follows: (i) 36,608 shares to members of the Board; (ii) 256,853 shares pursuant to vested restricted stock units that were released; and (iii) 84,831 shares to certain former employees.

Compensation Plans

From January 1, 2024 through the date these consolidated financial statements were issued, the Company granted common stock options and restricted stock units totaling 22,843 and 222,396, respectively, to acquire shares of the Company’s common stock to officers, directors, employees and consultants.

Bridge Media Networks L L C [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events

Note 6 – Subsequent Events

The Company has evaluated events and transactions occurring subsequent to March 31, 2024 through June 13, 2024, the date the financial statements were available to be issued. As of the date of the issued financial statements, there were no subsequent events that have been identified that would require adjustment of, or disclosure in, the accompanying financial statements.

Note 7 – Subsequent Events

The Company has evaluated events and transactions occurring subsequent to December 31, 2023 through June 13, 2024, the date the financial statements were available to be issued. Other than the subsequent events described below, there were no subsequent events that have been identified that would require adjustment of, or disclosure in, the accompanying financial statements.

Note Payable

On January 1, 2024, the Company entered into a revolving promissory note with its parent company, Simplify, in which bears interest at 6%. The revolving promissory note matures on January 1, 2028. The note has a balance of $4.8 million as of June 13, 2024 and the Company recorded interest expense of $67 thousand year to date through June 13, 2024.